CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Net loss for the year	$ (1,906,297)		$ (1,872,121)		$ (1,548,930)
Items not involving cash:
Depreciation	2,589		5,176		5,765
Loss on disposal of equipment	2,105		0		0
Mineral exploration expenses	21,520		(179,800)		15,669
Share-based payment	110,564		270,698		192,043
Write down of due from optionee	1		238,705		0
Write-down of exploration and evaluation assets	71,289		0		0
Changes in non-cash working capital items
VAT receivables	6,510		300,722		(299,447)
Due from optionee	(28,557)		68,577		(4,494)
Prepaid expenses and advances	19,818		65,650		113,160
Other receivables	(11,121)		(19,438)		0
Accounts payable and accrued liabilities	82,982		(475,300)		(25,418)
Accounts payable owed by optionees	(31,124)		(80,538)		0
Due from/to related parties	(7,842)		(24,176)		38,240
Funds held for optionees	163,735		4,175		(299,305)
Exchange difference arising on the translation of foreign subsidiaries	24,496		(24,802)		1,598
Net cash (used in) operating activities	(1,479,332)		(1,722,472)		(1,811,119)
Cash flows from investing activities
Net proceeds from investments - available for sale	84,862		2,245		0
Net proceeds from sale of equipment	12,167		0		0
Property deposits	40,589		51,569		(130,093)
Purchase of equipment	(13,630)		0		(13,741)
Net cash provided by (used in) investing activities	123,988		53,814		(143,834)
Cash flows from financing activities
Proceeds from issuance of common shares	1,242,000		2,105,950		1,092,000
Share issue costs	(58,323)		(76,847)		(36,358)
Net cash provided by financing activities	1,183,677		2,029,103		1,055,642
Change in cash for the year	(171,667)		360,445		(899,311)
Cash, beginning of the year	522,371		161,926		1,061,237
Cash, end of the year	350,704		522,371		161,926
Cash comprised of
Cash	182,794		518,196		161,926
Restricted cash	167,910	[1]	4,175	[1]	0
Supplementary information
Interest received	$ 2,068		$ 3,056		$ 2,508

[1]	Note 5.